                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [_]; Amendment Number: ______
 This Amendment (Check only one.):    [_] is a restatement.
                                      [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     SPINNAKER ASSET MANAGEMENT - SAM LIMITED
Address:  C/O SPINNAKER CAPITAL CGR LTDA
          AL SANTOS 1940
          SAO PAULO - SP
          BRAZIL 01418-2000
Form 13F File Number: 28-12864

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   JORGE B. ROSAS
Title:  DIRECTOR
Phone:  +551145052278

Signature, Place, and Date of Signing:

   /s/ JORGE B. ROSAS      SAO PAULO, SP, BRAZIL     January 15, 2013
------------------------  ------------------------  -------------------
      [Signature]              [City, State]              [Date]

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number      Name

    28-12863                      SPINNAKER CAPITAL LIMITED
    [Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        ________________

Form 13F Information Table Entry Total:   ________________

Form 13F Information Table Value Total:   ________________
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.    Form 13F File Number         Name

    ___    28-____________________      ________________________________

    [Repeat as necessary.]

                          FORM 13F INFORMATION TABLE

  COLUMN 1         COLUMN 2    COLUMN 3 COLUMN 4     COLUMN 5      COLUMN 6  COLUMN 7     COLUMN 8
--------------  -------------- -------- -------- ---------------- ---------- -------- ----------------
                                         VALUE   SHRS OR SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
NAME OF ISSUER  TITLE OF CLASS  CUSIP   (x$1000) PRN AMT PRN CALL DISCRETION MANAGER  SOLE SHARED NONE
--------------  -------------- -------- -------- ------- --- ---- ---------- -------- ---- ------ ----














[Repeat as Necessary]

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